Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Shareholders' equity
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	499,999,900	499,999,900
Common shares, shares issued (in shares)	30,898,410	32,650,019
Common shares, shares outstanding (in shares)	30,898,410	32,650,019
Manager shares, par value (in dollars per share)	$ 0.001	$ 0.001
Manager shares, shares authorized (in shares)	100	100
Manager shares, shares issued (in shares)	100	100
Manager shares, shares outstanding (in shares)	100	100